CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues, net	$ 2,267,538	$ 1,942,185	$ 6,872,655	$ 4,202,922
Cost of sales	(2,134,062)	(1,843,415)	(6,435,233)	(3,917,484)
Gross profit	133,476	98,770	437,422	285,438
Selling, marketing, general and administrative expenses	(116,326)	(110,213)	(364,043)	(249,593)
Merger, transaction and other related costs	0	(13,719)	0	(28,814)
Gain (loss) on disposal of businesses	0	(2,134)	242	(595)
Gain on asset sales	654	135	9,075	262
Operating income (loss)	17,804	(27,161)	82,696	6,698
Other income, net	9,312	7,167	20,434	7,867
Interest income	1,505	990	4,596	1,826
Interest expense	(17,095)	(9,341)	(41,724)	(14,187)
Income (loss) before income taxes and equity earnings	11,526	(28,345)	66,002	2,204
Income tax benefit (expense)	34,778	3,401	28,355	(4,838)
Equity method earnings	300	3,381	4,028	44,018
Net income (loss)	46,604	(21,563)	98,385	41,384
Less: Net income attributable to noncontrolling interests	(6,767)	(6,953)	(18,670)	(19,352)
Net income (loss) attributable to Dole plc	$ 39,837	$ (28,516)	$ 79,715	$ 22,032
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	$ 0.42	$ (0.35)	$ 0.84	$ 0.34
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.42	$ (0.35)	$ 0.84	$ 0.34
Weighted average shares outstanding - basic (in shares)	94,891	82,166	94,882	64,516
Weighted average shares outstanding - diluted (in shares)	94,908	82,166	94,915	64,723